Finance Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Finance Liabilities
Analysis of Finance Liabilities on Balance Sheets
June 30, 2023 December 31, 2022
Finance liabilities 137,934 142,370
Less: Deferred financing costs

(1,323) (1,439)
Finance liabilities, net of deferred financing costs $ 136,611 $ 140,931
Less: Current finance liabilities, net of deferred financing costs,
current (9,020) (8,802)
Finance liabilities, excluding current maturities $ 127,591 $ 132,129

Annual Lease Liabilities	Period Principal Repayment Year 1 $ 9,244 Year 2 9,606 Year 3 10,012 Year 4 10,438 Year 5 10,916 Year 6 and thereafter 87,718 Total $ 137,934